Annual Total Returns [BarChart] - PRUDENTIAL DAY ONE 2025 FUND - Class R6	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2017	12.93%
Annual Return 2018	(4.55%)
Annual Return 2019	16.81%

[1]	The total return for Class R6 shares from January 1, 2020 through June 30, 2020 was -2.14%.